RISK MANAGEMENT POLICIES (Details 1) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Decimal	Dec. 31, 2020 EUR (€) Decimal	Dec. 31, 2019 EUR (€) Decimal	Jun. 30, 2022 EUR (€)	Dec. 31, 2018 EUR (€)
IfrsStatementLineItems [Line Items]
Equity	€ 68,154	€ (39,925)	€ (31,333)	€ 51,681	€ (19,350)
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Exchange Rate | Decimal	4,509.0	4,212.0	3,681.5
Colombia, Pesos | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 109	€ (44)	€ 59
Equity
Colombia, Pesos | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(109)	44	(59)
Equity
Mexico, Pesos
IfrsStatementLineItems [Line Items]
Exchange Rate | Decimal	23.0	24.5	21.2
Mexico, Pesos | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 496	€ (212)	€ (11)
Equity
Mexico, Pesos | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(496)	212	11
Equity
United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Exchange Rate | Decimal	0.8		0.8
United Kingdom, Pounds | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 0		€ 21
Equity
United Kingdom, Pounds | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(0)		(21)
Equity
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exchange Rate | Decimal	1.1
United States of America, Dollars | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 8,592
Equity
United States of America, Dollars | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(8,592)
Equity
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Exchange Rate | Decimal	116.0
Argentina, Pesos | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 173
Equity
Argentina, Pesos | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(173)
Equity
Israel, New Shekels
IfrsStatementLineItems [Line Items]
Exchange Rate | Decimal	4.0	3.9	3.9
Israel, New Shekels | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 55	€ (6)	€ (1)
Equity
Israel, New Shekels | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(55)	6	1
Equity